                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Marketus Associates L.L.C.
Address:      600 Fifth Avenue (25th Floor)
              New York, NY 10020

Form 13 File Number: 28-Initial Filing

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Edmund A. Hajim, Managing Member, MLH Capital, L.L.C.
Title:      Managing Member of Marketus Associates, L.L.C.
Phone:      (212) 218-8282

Signature, Place, and Date of Signing:

   /s/ Edmund A. Hajim           New York, NY            January 22, 2007
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[if there are no entries in this list, omit this section.]

     Form 13F File Number     Name

     28- _______________      None
     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      35

Form 13F Information Table Value Total:    $92,871
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number      Name

     ___      28- _______________       None

     [Repeat as necessary.]

MARKETUS ASSOCIATES, L.L.C.
File Number: 028- Initial Filing - number to be assigned

Column 1                               Column 2    Column 3  Column 4   Column 5       Column 6       Column 8
----------------------------------  -------------- --------- -------- --------------- ---------- -------------------
                                                                                                  Voting Authority
                                                              Value   Shares/ Prn     Investment -------------------
Name of Issuer                      Title of Class  Cusip    (x$1000) Amount/Put-Call Discretion  Sole   Shared None
----------------------------------  -------------- --------- -------- --------------- ---------- ------- ------ ----
IPC HLDGS LTD                       ORD            G4933P101   2,359   75,000   SH       SOLE     75,000   --    --
TRANSOCEAN INC                      ORD            G90078109   3,397   42,000   SH       SOLE     42,000   --    --
AMR CORP                            COM            001765106   2,418   80,000   SH       SOLE     80,000   --    --
AT&T INC                            COM            00206R102   1,073   30,000   SH       SOLE     30,000   --    --
ALTRIA GROUP INC                    COM            02209S103   4,892   57,000   SH       SOLE     57,000   --    --
AMERICAN INTL GROUP INC             COM            026874107   5,016   70,000   SH       SOLE     70,000   --    --
ARCH COAL INC                       COM            039380100     901   30,000   SH       SOLE     30,000   --    --
BANK OF AMERICA CORPORATION         COM            060505104   4,485   84,000   SH       SOLE     84,000   --    --
CADIZ INC                           COM NEW        127537207   2,869  125,000   SH       SOLE    125,000   --    --
CATERPILLAR INC DEL                 COM            149123101     920   15,000   SH       SOLE     15,000   --    --
CONOCOPHILLIPS                      COM            20825C104   6,116   85,000   SH       SOLE     85,000   --    --
CONSECO INC                         PFD B CV 5.50% 208464867     374   15,000   SH       SOLE     15,000   --    --
CONTINENTAL AIRLS INC               CL B           210795308   4,538  110,000   SH       SOLE    110,000   --    --
CORNING INC                         COM            219350105   3,368  180,000   SH       SOLE    180,000   --    --
CURRENCY SHARES EURO TR             EURO SHS       23130C108   5,292   40,000   SH       SOLE     40,000   --    --
DOMINION RES INC VA NEW             COM            25746U109   1,006   12,000   SH       SOLE     12,000   --    --
ELIZABETH ARDEN INC                 COM            28660G106   1,962  103,000   SH       SOLE    103,000   --    --
GENERAL ELECTRIC CO                 CALL Jan 30    3696049A3     588      800   CALL     SOLE        800   --    --
GENERAL ELECTRIC CO                 CALL Mar 37.50 3696049C9     105    1,000   CALL     SOLE      1,000   --    --
GENERAL ELECTRIC CO                 COM            369604103     186    5,000   SH       SOLE      5,000   --    --
GRACE W R & CO DEL NEW              COM            38388F108   5,346  270,000   SH       SOLE    270,000   --    --
INTEROIL CORP                       CALL Jan 35    4L699W9A5      65      100   CALL     SOLE        100   --    --
INTEROIL CORP                       COM            460951106   6,512  215,000   SH       SOLE    215,000   --    --
JOHNSON & JOHNSON                   COM            478160104     330    5,000   SH       SOLE      5,000   --    --
JOY GLOBAL INC                      COM            481165108   3,384   70,000   SH       SOLE     70,000   --    --
LONE STAR TECHNOLOGIES INC          COM            542312103     484   10,000   SH       SOLE     10,000   --    --
OWENS ILL INC                       COM NEW        690768403   3,321  180,000   SH       SOLE    180,000   --    --
PEABODY ENERGY CORP                 COM            704549104   3,839   95,000   SH       SOLE     95,000   --    --
PFIZER INC                          COM            717081103     907   35,000   SH       SOLE     35,000   --    --
SEARS HLDGS CORP                    COM            812350106   3,694   22,000   SH       SOLE     22,000   --    --
SELECT SECTOR SPDR TR               SBI INT-ENERGY 81369Y506     879   15,000   SH       SOLE     15,000   --    --
STREETTRACKS GOLD TR                GOLD SHS       863307104   8,849  140,000   SH       SOLE    140,000   --    --
TIME WARNER INC                     COM            887317105     436   20,000   SH       SOLE     20,000   --    --
VALERO ENERGY CORP NEW              COM            91913Y100   2,046   40,000   SH       SOLE     40,000   --    --
WILLIAMS COS INC DEL                COM            969457100     914   35,000   SH                35,000   --    --
                                                              ------
                                                              92,871
                                                              ======